Net Fee and Commission Income	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Net Fee and Commission Income
28	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Fee and commission income from:
Loans	¥212,445	¥212,346	¥160,758
Credit card business	516,078	483,815	432,983
Guarantees	89,169	83,104	82,323
Securities-related business	296,832	245,651	196,019
Deposits	18,985	18,971	18,437
Remittances and transfers	165,314	159,024	152,121
Safe deposits	3,639	4,025	4,321
Trust fees	11,722	9,734	8,195
Investment trusts	223,376	191,689	166,532
Agency	8,280	8,636	9,538
Others	259,255	214,324	238,620

Total fee and commission income	1,805,095	1,631,319	1,469,847

Fee and commission expense from:
Remittances and transfers	37,183	31,672	30,197
Others	250,145	283,259	203,518

Total fee and commission expense	287,328	314,931	233,715

Net fee and commission income	¥1,517,767	¥1,316,388	¥1,236,132

Primary sources of fee and commission income are fees and commissions obtained through the credit card business, securities-related business and investment trusts, loan transaction fees, and remittance and transfer fees. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through the credit card business principally arise in the Retail Business Unit. Fees and commissions obtained through the securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investm ent
trust management businesses.